Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Fixed Income Securities Funds
Entity Central Index Key	0000106444
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000007087 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard GNMA Fund
Class Name	Investor Shares
Trading Symbol	VFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. GNMA Bond Index.
  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.
  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The bellwether 10-year note added 0.63 percentage points to end the period at 4.54%.
  The Fund’s outperformance was aided by security selection in 30-year GNMA securities. Out-of-benchmark allocations to agency collateralized mortgage obligations and 30-year conventional mortgages also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2015, Through January 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	2.19%	-0.54%	0.86%
Bloomberg U.S. GNMA Bond Index	2.02%	-0.59%	0.86%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 14,022,000,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,626,000
Investment Company Portfolio Turnover	388.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$14,022
Number of Portfolio Holdings	127
Portfolio Turnover Rate	388%
Total Investment Advisory Fees (in thousands)	$1,626

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of January 31, 2025)
0 - 5 Years	1.0%
5 - 10 Years	2.6%
10 - 15 Years	1.8%
15 - 20 Years	13.5%
20 - 25 Years	21.9%
Over 25 Years	57.7%
Other Assets and Liabilities—Net	1.5%

C000007088 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard GNMA Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. GNMA Bond Index.
  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation, solid growth, and potential tariffs clouded prospects for further rate cuts, weighing on bond prices.
  While Fed rate cuts drove down yields of very short-term U.S. Treasuries, yields of longer-term Treasuries finished the period higher amid expectations for inflation down the road. The bellwether 10-year note added 0.63 percentage points to end the period at 4.54%.
  The Fund’s outperformance was aided by security selection in 30-year GNMA securities. Out-of-benchmark allocations to agency collateralized mortgage obligations and 30-year conventional mortgages also contributed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2015, Through January 31, 2025
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	2.28%	-0.44%	0.96%
Bloomberg U.S. GNMA Bond Index	2.02%	-0.59%	0.86%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 14,022,000,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,626,000
Investment Company Portfolio Turnover	388.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$14,022
Number of Portfolio Holdings	127
Portfolio Turnover Rate	388%
Total Investment Advisory Fees (in thousands)	$1,626

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of January 31, 2025)
0 - 5 Years	1.0%
5 - 10 Years	2.6%
10 - 15 Years	1.8%
15 - 20 Years	13.5%
20 - 25 Years	21.9%
Over 25 Years	57.7%
Other Assets and Liabilities—Net	1.5%

C000193720 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate II Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VRTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Real Estate II Index Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2025, the Fund performed in line with its benchmark.
  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.
  Many benchmark sectors recorded positive returns for the 12 months. Health care REITs—which returned more than 40%—contributed most to performance. Retail REITs, multifamily residential REITs, and real estate services were also top performers, posting double-digit gains. Industrial REITs and telecom tower REITs detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 26, 2017, Through January 31, 2025
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/26/2017)
Institutional Plus Shares	12.26%	3.14%	5.21%
Real Estate Spliced Index	12.35%	3.21%	5.28%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	14.00%

Performance Inception Date	Sep. 26, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 9,445,000,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 150,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2025)
Fund Net Assets (in millions)	$9,445
Number of Portfolio Holdings	160
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$150

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of January 31, 2025)
Data Center REITs	9.6%
Health Care REITs	12.1%
Industrial REITs	11.1%
Multi-Family Residential REITs	8.7%
Office REITs	3.3%
Other Specialized REITs	6.6%
Real Estate Services	8.1%
Retail REITs	13.3%
Self-Storage REITs	6.3%
Single-Family Residential REITs	4.0%
Telecom Tower REITs	10.0%
Other Assets and Liabilities—Net	6.9%